Fees Summary	Jul. 27, 2026 USD ($)
Fees Summary [Line Items]
Previously Paid Amount	$ 0.00
Total Fee Amount	1,433.92
Total Transaction Valuation	10,383,169.00
Total Offset Amount	285.11
Net Fee	$ 1,148.81
Offering Table N/A
Offset Table N/A